RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

Prior to the acquisition of Dacheng by the Company in January 2010, Leilei Wang, the Chief Executive Officer of the Company and the Chairman of the Board of Directors, held approximately 24.8% equity interest of Dacheng. As a result of the acquisition, Leilei Wang, as one of the selling shareholders, received a consideration of 14.6 million and 53.1 million ordinary shares of KongZhong in 2010 and 2011, respectively.

Leilei Wang indirectly owns more than 10% of Prosten Technology Holdings Limited ("Prosten"). Prosten and its subsidiaries engage in the business of providing solutions to companies that provide mobile and search services. In 2009, 2010 and 2011, Prosten and its subsidiaries provided the Company mobile value-added services valued at $1.1 million, $3.2 million and $3.8 million, respectively. The accounts payable to Prosten and its subsidiaries as of December 31, 2010 and 2011 were $0.1million and $nil, respectively.